Share-based Payment - Summary of Stock Option Plan (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance			$ 155.05	$ 155.05
Weighted average exercise price, Options outstanding, Ending balance	$ 155.05	$ 155.05	155.05		$ 155.05
Options outstanding, Beginning balance		157,142
Granted	0
Options outstanding , Ending balance	157,142	157,142		157,142
Options exercisable	21,429	21,429
Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance		$ 37.41	65.91	$ 65.91	65.76
Weighted average exercise price, Granted		1.60	29.97	25.41	56.91
Weighted average exercise price, Exercised					51.88
Weighted average exercise price, Forfeited		16.00	37.82	37.41	127.32
Weighted average exercise price, Expired		50.71	90.20	89.90
Weighted average exercise price, Options outstanding, Ending balance	$ 18.55	18.55	45.10	37.41	65.91
Weighted average exercise price, Options exercisable	$ 39.25	$ 39.25	$ 56.59	$ 56.68	$ 67.23
Options outstanding, Beginning balance		306,321	121,208	121,208	229,784
Granted		229,715	220,125	286,554	57,839
Exercised					(142,193)
Forfeited		(65,361)	(86,815)	(94,298)	(24,222)
Expired		(47,033)	(7,143)	(7,143)
Options outstanding , Ending balance	423,642	423,642	247,375	306,321	121,208
Options exercisable	131,119	131,119	98,387	102,883	61,526